Summary of Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Net Loss Per Share Attributable to Common Stock (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to common stock-basic and diluted					$ (51,776,904)	$ (6,729,161)
Denominator:
Weighted average shares-basic and diluted					10,845,240	10,690,209
Net loss per share attributable to common stock-basic and diluted					$ (4.77)	$ (0.63)
Adjusted net income (loss)	$ (271,830,043)	$ 102,287	$ (297,318,917)	$ (1,487,769)